OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	Note	December 31, 2025	December 31, 2024
Heap leach ore	8	$201,823	$—
Indemnification asset	26(a)	39,844	—
Convertible note receivable	11(a)	18,750	29,094
Supplies	8	14,460	—
Investment in Versamet	11(b)	—	32,317
VAT receivables		—	8,587
Other		3,935	3,137
		$278,812	$73,135
(a)Convertible note receivable
The Company holds a convertible note receivable from Bear Creek Mining Corporation (“Bear Creek”) which was issued in October 19, 2023 in connection with an asset sale in a prior period (the “Bear Creek Convertible Note”). The Bear Creek Convertible Note earns interest at an annual interest rate of 7% with a maturity date of October 19, 2028. At December 31, 2025, the outstanding balance under the Bear Creek Convertible Note, including accrued interest, was $28.4 million.
On December 18, 2025, Bear Creek entered into an arrangement agreement with Highlander Silver (“Highlander”) whereby Highlander will acquire all of the issued and outstanding shares of Bear Creek (the “Arrangement”). In connection with the Arrangement, the Company has agreed to not exercise the Company’s option to convert any portion of the unpaid principal into common shares of Bear Creek, at a conversion price of C$0.73 per share.
On December 19, 2025, the Company entered into a debt settlement agreement with Highlander to settle the outstanding debt owed by Bear Creek to the Company. Under the debt settlement agreement, the Company will receive a 0.5% unsecured net smelter returns royalty on the Corani silver project (“Corani NSR”). Highlander will be permitted to buy back 0.167% of the Corani NSR for $8.3 million until the earlier of: (i) January 1, 2033; and (ii) the date that is six months after a final investment decision. The debt settlement agreement is conditional upon closing of the Arrangement. The Arrangement is subject to the receipt of regulatory and stock exchange approvals, Bear Creek shareholders’ approval and other customary closing conditions.
As the contractual terms of the Bear Creek Convertible Note do not give rise on specific dates to cash flows that are SPPI, the Bear Creek Convertible Note is measured at FVTPL. At December 31, 2025, the fair value of the Bear Creek Convertible Note was deemed to equal the fair value of the Corani NSR under the debt settlement agreement (note 31(b)). The Company recognized a fair value loss of $10.3 million on the Bear Creek Convertible Note in other expense for the year ended December 31, 2025 (2024 – gain of $3.9 million).
11.    OTHER NON-CURRENT ASSETS (CONTINUED)
(b)Investment in Versamet
On June 5, 2024, the Company’s equity interest in Versamet was reduced from 20.3% to 13.4% and the Company determined that it no longer had significant influence over Versamet. The carrying amount of the Company’s interest in Versamet of $28.4 million was reclassified from investment in associate accounted for using the equity method to investment in equity instruments measured at FVOCI. The Company recognized a gain of $5.6 million in other income for the year ended December 31, 2024, calculated as the difference between the fair value of the Company’s investment of $33.9 million and the carrying amount of the investment on the date of reclassification. The fair value of the Company’s investment on the date of reclassification was determined based on the market price of C$0.80 per common share issued by Versamet in June 2024. As the common shares of Versamet were not publicly traded and, accordingly, not expected to be realized within 12 months after the reporting period, the investment was included in other non-current assets at December 31, 2024.
On May 20, 2025, the common shares of Versamet commenced trading on a public stock exchange. In connection with the listing of the common shares, the common shares held by the Company were deposited into escrow. In December 2025, Versamet, initially an emerging issuer, became an established issuer as defined by relevant securities regulations. Pursuant to the terms of the escrow agreement, 50% of the common shares deposited were released from escrow during the year ended December 31, 2025, with the remaining 50% to be released within 12 months after the reporting period. At December 31, 2025, the common shares of Versamet are classified as marketable securities (note 6(a)).